Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Dec. 31, 2020	Mar. 31, 2020
Payables and Accruals [Abstract]
Accrued wages and welfare	$ 58,874	$ 61,776
Other tax payable	51,387	25,206
Rental payable	52,833	24,972
Customers' deposits	210,785
Other payables	37,437	118,963
Accrued expenses and other payables	$ 411,316	$ 230,917